Basis of Presentation and Summary of Significant Accounting Policies - Impairment of Long-lived Assets, Goodwill and Deferred Offering Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Impairment of Long-Lived Assets Held-for-use	¥ 63,211	¥ 106,501	¥ 44,546
Impairment charges on right-of-use asset-operating leases	20,979	69,989	34,721
Impairment losses for goodwill	0	0	0
Other Intangible Assets [Member]
Property, Plant and Equipment
Impairment of Long-Lived Assets Held-for-use	39,067
Leasehold improvements
Property, Plant and Equipment
Impairment of Long-Lived Assets Held-for-use	3,165	36,512	9,825
Property and equipment
Property, Plant and Equipment
Impairment of Long-Lived Assets Held-for-use	¥ 3,165	¥ 36,512	¥ 9,825